Consolidated Statement of Changes in Equity - GBP (£)		Total	Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Foreign exchange translation reserve
Beginning balance at Jun. 30, 2016		£ 29,793,000	£ 996,000	£ 2,678,000	£ 4,430,000	£ (1,035,000)	£ 20,425,000	£ 161,000	£ 2,138,000
Entity Information [Line Items]
Equity-settled share-based payment transactions		815,000					815,000
Shares purchased by the employee benefits trust		(1,240,000)				(1,240,000)
Transaction with owners		(425,000)				(1,240,000)	815,000
Profit for the year		16,832,000					16,832,000
Other comprehensive income		2,520,000							2,520,000
Total comprehensive income for the year		19,352,000					16,832,000		2,520,000
Ending balance at Jun. 30, 2017		48,720,000	996,000	2,678,000	4,430,000	(2,275,000)	38,072,000	161,000	4,658,000
Entity Information [Line Items]
Equity-settled share-based payment transactions		2,213,000					2,213,000
Transaction with owners		2,213,000					2,213,000
Profit for the year		18,975,000					18,975,000
Other comprehensive income		(409,000)							(409,000)
Total comprehensive income for the year		18,566,000					18,975,000		(409,000)
Ending balance (Previously stated) at Jun. 30, 2018		69,499,000	996,000	2,678,000	4,430,000	(2,275,000)	59,260,000	161,000	4,249,000
Ending balance (Restated) at Jun. 30, 2018		69,564,000	996,000	2,678,000	4,430,000	(2,275,000)	59,325,000	161,000	4,249,000
Ending balance at Jun. 30, 2018		69,499,000
Entity Information [Line Items]
Hyperinflation adjustment		53,000					53,000
Equity-settled share-based payment transactions		15,392,000					15,392,000
Issuance of new shares		46,001,000	65,000	45,936,000
Issuance of shares related to acquisition		17,166,000	23,000	17,143,000
Exercise of options		133,000	5,000	128,000		428,000	(428,000)
Transaction with owners		78,745,000	93,000	14,593,000		428,000	63,631,000
Profit for the year		24,007,000					24,007,000
Other comprehensive income	[1]	(5,987,000)							(5,987,000)
Cancellation of share premium		0		(48,614,000)			48,614,000
Total comprehensive income for the year		18,020,000					24,007,000		(5,987,000)
Ending balance at Jun. 30, 2019		£ 166,329,000	£ 1,089,000	£ 17,271,000	£ 4,430,000	£ (1,847,000)	£ 146,963,000	£ 161,000	£ (1,738,000)

[1]	See note 14 for additional details.